Debt - Summary of Debt Instruments (Detail) $ in Millions, € in Billions, ¥ in Billions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Nov. 24, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 20, 2020 USD ($)	Mar. 19, 2018 USD ($)
Current portion of long-term debt
Current portion of long-term debt	$ 1,605.1				$ 500.0
Long-term debt
Senior Notes due	6,800.0
Debt discount and issuance costs	(36.4)				(48.2)
Adjustment related to interest rate swaps	(10.5)				3.1
Total long-term debt	5,463.7				7,626.5
Senior Notes [Member] | Due in 2021 [Member]
Long-term debt
Senior Notes due							$ 450.0
Senior Notes [Member] | Due in 2026 [Member]
Long-term debt
Senior Notes due						$ 600.0
Senior Notes [Member] | 3.375% [Member] | Due in 2021 [Member]
Current portion of long-term debt
Current portion of long-term debt					300.0
Senior Notes [Member] | 3.700% [Member] | Due in 2023 [Member]
Long-term debt
Senior Notes due	86.3				300.0
Senior Notes [Member] | 3.150% [Member] | Two Thousand Twenty Two
Current portion of long-term debt
Current portion of long-term debt	750.0
Long-term debt
Senior Notes due					750.0
Senior Notes [Member] | 1.450% [Member] | Due in 2024 [Member]
Long-term debt
Senior Notes due	850.0			$ 850.0
Senior Notes [Member] | 3.550% [Member] | Due in 2025 [Member]
Long-term debt
Senior Notes due	863.0				2,000.0
Senior Notes [Member] | 3.550% [Member] | Due in 2030 [Member]
Long-term debt
Senior Notes due	257.5				900.0	$ 900.0
Senior Notes [Member] | 3.050% [Member] | Due in 2026 [Member]
Long-term debt
Senior Notes due	600.0				600.0
Senior Notes [Member] | 2.600% [Member] | Due in 2031 [Member]
Long-term debt
Senior Notes due	750.0			$ 750.0
Senior Notes [Member] | 4.250% [Member] | Due in 2035 [Member]
Long-term debt
Senior Notes due	253.4				253.4
Senior Notes [Member] | 5.750% [Member] | Due in 2039 [Member]
Long-term debt
Senior Notes due	317.8				317.8
Senior Notes [Member] | 4.450% [Member] | Due in 2045 [Member]
Long-term debt
Senior Notes due	395.4				395.4
Euro Notes
Long-term debt
Term loan | €		€ 1.5
Euro Notes | 1.414% [Member] | Two Thousand Twenty Two
Current portion of long-term debt
Current portion of long-term debt	568.6
Long-term debt
Term loan					611.8
Euro Notes | 2.425% [Member] | Due in 2026 [Member]
Long-term debt
Term loan	568.6				611.8
Euro Notes | 1.164% [Member] | Due in 2027 [Member]
Long-term debt
Term loan	568.6				611.8
Japan Term Loan A [Member]
Current portion of long-term debt
Current portion of long-term debt	101.6
Long-term debt
Term loan			¥ 11.7		113.3
Japan Term Loan B [Member]
Current portion of long-term debt
Current portion of long-term debt	$ 184.9
Long-term debt
Term loan			¥ 21.3		206.3
Floating Rate Notes [Member] | Due in 2021 [Member]
Current portion of long-term debt
Current portion of long-term debt					$ 200.0